31. Foreign exchange variations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange variations net [line items]
Income		R$ 364,148	R$ 88,192	R$ 97,530
Expenses		(371,113)	(89,100)	(96,157)
Foreign exchange variations		(6,965)	(908)	1,373
Loans and financing [member]
Foreign exchange variations net [line items]
Income			22,494	1,409
Expenses		(305,010)	(40,715)	(75,298)
Suppliers [member]
Foreign exchange variations net [line items]
Income		15,981	9,004	6,844
Expenses		(46,112)	(13,201)	(11,925)
Swaps [member]
Foreign exchange variations net [line items]
Income	[1]	305,012	40,742	75,340
Expenses			(22,493)	(1,409)
Other [member]
Foreign exchange variations net [line items]
Income		43,155	15,952	13,937
Expenses		R$ (19,991)	R$ (12,691)	R$ (7,525)

[1]	Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (note 36).